Jan. 24, 2017
Equinox BH-DG Strategy Fund
EQUINOX BH-DG STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX BH-DG STRATEGY FUND (THE “FUND”)

Supplement dated January 24, 2017 to the Prospectus for the Fund dated February 1, 2016 (“Prospectus”) and Summary Prospectus dated February 1, 2016 (“Summary Prospectus”), each as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such documents.

Effective January 25, 2017, BH-DG Systematic Trading LLP (“BH-DG”) managed futures program (the “BH-DG Program”) in which the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) invests, has eliminated the incentive/performance fees it previously charged of up to 15% of the BH-DG Program’s trading profits. Effective as of the same date and through December 31, 2017, the Adviser will waive 0.50% of its management fee on the first $100,000,000 of Fund AUM.

Accordingly, the following language is added to the end of Footnote 2 of the Fund’s fee table in the Prospectus and Summary prospectus:

Effective as of January 25, 2017, the Adviser has agreed to waive 0.50% of its management fee on the first $100,000,000 of Fund AUM through December 31, 2017.

Accordingly, the 8th, 9th and 10th sentences of Footnote 3 of the Fund’s fee table in the Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Effective January 25, 2017, the BH-DG Program, in which the Subsidiary invests, pays aggregate weighted average management fees, both directly and indirectly through over-the-counter derivatives, of 1.00% of the BH-DG Program’s notional exposure. Prior to January 25, 2017, the BH-DG Program was subject to aggregate weighted average management fees and weighted average incentive/performance fees, both directly and indirectly through over-the-counter derivatives, of 1.00% of the BH-DG Program’s notional exposure and up to 15% of BH-DG Program’s trading profits, respectively.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE